SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Translation
Income (losses) on foreign currency translation	$ 1,315	$ (2,934)	$ (3,880)